Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Schedule of Transactions
The following is a summary of significant transactions between the Telefónica Group and BBVA and la Caixa companies, carried out at market prices:

Millions of euros
2018	BBVA	La Caixa
Finance costs	37	9
Receipt of services	6	6
Purchase of goods	—	60
Other expenses	3	—
Total costs	46	75
Finance income	42	—
Dividends received (1)	11	N/A
Services rendered	26	60
Sale of goods	3	48
Other income	2	—
Total revenue	84	108
Finance arrangements: loans and capital contributions (borrower)	368	368
Finance arrangements: loans and capital contributions (lessee)	—	10
Guarantees	202	104
Commitments	—	94
Finance arrangements: loans and capital contributions (lender)	595	891
Dividends paid	124	105
Factoring operations	643	300
(1) At December 31, 2018, Telefónica holds a 0.66% stake (0.66% stake at December 31, 2017) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 11).

Millions of euros
2017	BBVA	La Caixa
Finance costs	35	5
Receipt of services	2	9
Purchase of goods	—	56
Other expenses	7	—
Total costs	44	70
Finance income	28	—
Contracts of management	1	—
Dividends received	11	N/A
Services rendered	38	71
Sale of goods	4	43
Total revenue	82	114
Finance arrangements: loans and capital contributions (borrower)	1,038	292
Finance arrangements: loans and capital contributions (lender)	—	14
Guarantees	222	51
Commitments	—	85
Finance arrangements: loans and capital contributions (lessee)	1,209	414
Dividends	128	104
Factoring operations	—	250